Short-Term Debt	6 Months Ended
Jun. 30, 2026
Short-Term Debt [Abstract]
Short-Term Debt

5. Short-Term Debt

2023 Term Loan and Warrants

In February 2023, the Company entered into a term loan agreement with a principal amount of $5.5 million (the “2023 Term Loan”), bearing interest at 17% per annum with an existing investor of the Legacy Ionetix who is a related party. See Note 16 for additional information regarding related party transactions. The 2023 Term Loan matured in May 2026, as amended.

In connection with the issuance of the 2023 Term Loan, the Company issued 220,000 warrants to purchase shares of Legacy Ionetix Series F redeemable convertible preferred stock at an exercise price of $1.40 per share (the “Preferred Stock Warrants”). The Preferred Stock Warrants expire in February 2033. The Preferred Stock Warrants were classified as a liability and were remeasured at fair value at each reporting date, with changes in fair value recognized in other income (expense), net in the condensed consolidated statements of operations (see Note 3 Fair Value Measurement). The Company recognized a gain of $0 and $72 from the change in the fair value of the Preferred Stock Warrants for the three and six months ended June 30, 2026, respectively, and a gain of $0 and $7 for the three and six months ended June 30, 2025, respectively. In August 2025, the investor exercised 110,000 of the Preferred Stock Warrants. As of December 31, 2025, 110,000 Preferred Stock Warrants remained outstanding. In connection with the Merger, all the remaining Legacy Ionetix Preferred Stock Warrants were assumed by the Company and converted into warrants to purchase 55,154 shares of the Company’s common stock, with the number of underlying shares and exercise price adjusted based on the Conversion Ratio. Upon conversion, the warrants met the criteria for equity classification, and the related liability of $99 was reclassified to additional paid-in capital as of the Merger date. As of June 30, 2026, warrants to purchase 55,154 shares of the Company’s common stock remained outstanding.

In connection with subsequent amendments, the Company issued an aggregate of 1,250,000 common stock warrants to purchase Legacy Ionetix common stock, which were equity classified and were recorded as a debt discount amortized to interest expense over the remaining term of loan at the time of each amendment. In August 2025, 750,000 of these term loan-related common stock warrants were exercised and warrants to purchase an aggregate of 500,000 shares of Legacy Ionetix common stock remained outstanding as of December 31, 2025. In March 2026, the remaining common stock warrants were exercised and the shares issued upon exercise were converted into shares of the Company’s common stock at the closing of the Merger based on the Conversion Ratio. No term loan-related common stock warrants were outstanding as of June 30, 2026.

In connection with the Merger, the Company repaid the 2023 Term Loan in full, including all outstanding principal and accrued interest. No amounts related to the 2023 Term Loan were outstanding as of June 30, 2026. Total interest expense related to the 2023 Term Loan, including amortization of the debt discount, was $92 and $322 for the three months ended June 30, 2026 and 2025, respectively, and $447 and $612 for the six months ended June 30, 2026 and 2025, respectively.

Promissory Notes

In April 2025, the Company issued an unsecured promissory note to a board member of Legacy Ionetix in the principal amount of $440. The note bore interest at 11% per annum and matured on April 17, 2026, as amended. Interest is payable at maturity, and all unpaid principal and accrued interest are due on the maturity date.

In March 2026, the Company entered into note purchase agreements with the same board member and issued (i) an unsecured promissory note in the principal amount of $330, arising from the conversion of a related party advance, bearing interest at 11% per annum and maturing on March 1, 2027, (ii) an unsecured promissory note in the principal amount of $200, bearing interest at 11% per annum and maturing on March 12, 2027, and (iii) an unsecured promissory note in the principal amount of $375, bearing interest at 15% per annum and maturing on April 24, 2026. This promissory note included warrants to purchase 300,000 shares of Legacy Ionetix common stock with an exercise price of $0.01 per share. The common stock warrants were equity classified. The fair value of the warrants at issuance was recorded as a debt discount against the related promissory note and was amortized to interest expense over the term of the note. The warrants had an aggregate fair value of $430. The warrants were exercised in March 2026. In connection with the Merger, the shares issued upon exercise of such warrants were converted into 150,420 shares of the Company’s common stock based on the Conversion Ratio. No common stock warrants issued in connection with the board member’s promissory notes were outstanding as of June 30, 2026.

In March 2026, the Company also issued an unsecured promissory note in the principal amount of $150 to an existing investor, bearing interest at 15% per annum and maturing on April 30, 2026, with warrants to purchase 120,000 shares of Legacy Ionetix common stock at an exercise price of $0.01 per share. In connection with the Merger, such warrants were assumed by the Company and converted into warrants to purchase 60,168 shares of the Company’s common stock at an exercise price of $0.02 per share, with the number of underlying shares and the exercise price adjusted based on the Conversion Ratio. The common stock warrants issued in connection with the promissory notes were equity classified and were recorded as a debt discount amortized to interest expense over the respective terms of the notes. The warrants had an aggregate fair value of $175. The warrants were exercised in May 2026, and none were outstanding as of June 30, 2026.

In connection with the Merger, the Company repaid all outstanding promissory notes in full, including all outstanding principal and accrued interest. As a result of the repayment, the Company recognized the remaining unamortized debt discount as interest expense. Total interest expense related to the promissory notes, including amortization of the debt discount, was $540 and $11 for the three months ended June 30, 2026 and 2025, respectively, and $668 and $11 for the six months ended June 30, 2026 and 2025, respectively.

Financing Agreements

In March 2026, the Company entered into two financing agreements with an unrelated third party with aggregate principal amounts of $62 and $44. The agreements bear interest at 8.2% and 8.3% per annum, respectively, and mature on November 1, 2026.

In connection with the Merger, the Company repaid the financing agreements in full, including all outstanding principal and accrued interest. Interest expense related to the financing agreements was not material for the three and six months ended June 30, 2026.